Share warrant obligation - Warrant Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share warrant obligation
Beginning balance	$ 13,035	$ 22,029
Fair value adjustment	11,757	8,994
Ending balance	1,278	13,035
Public Warrants
Share warrant obligation
Beginning balance	7,575	10,372
Fair value adjustment	6,723	2,797
Ending balance	852	7,575
Private Warrants
Share warrant obligation
Beginning balance	5,460	11,657
Fair value adjustment	5,034	(6,197)
Ending balance	$ 426	$ 5,460